PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant And Equipment 1	$ 1,644,966
Property, Plant And Equipment 2	1,575,802
Property, Plant And Equipment 3	822,132
Property, Plant And Equipment 4	792,989
Property, Plant And Equipment 1		3,197,237
Property, Plant And Equipment 2		$ 3,035,963